Share Capital and Reserves (Details) $ / shares in Units, $ / shares in Units, $ in Thousands					12 Months Ended
	Oct. 23, 2024 USD ($)	Oct. 17, 2024 USD ($) $ / shares shares	Sep. 27, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares
Share Capital and Reserves [Line Items]
Authorized share capital			$ 100,000,000	$ 100,000,000		$ 380,000
Share authorized					125,000,000		125,000,000
Share par value | $ / shares					$ 0.0008		$ 0.0008
Shares issued					22,012,500		20,000,000
Shares divided			100,000,000	100,000,000
Price per share (in Dollars per share) | $ / shares				$ 0.5
Share premium (in Dollars) | $				$ 3,194
Number of shares			1.25
Shares outstanding					22,012,500		20,000,000
Issuance of shares		1,750,000			262,500
Price of per share (in Dollars per share) | $ / shares		$ 4
Gross proceeds (in Dollars) | $		$ 7,000,000,000
Perecentage of statutory reserve					10.00%
Registered capital reaches					25.00%
Co-Founding Shareholders [Member]
Share Capital and Reserves [Line Items]
Price per share (in Dollars per share) | $ / shares				$ 0.001
Statutory Reserve [Member]
Share Capital and Reserves [Line Items]
Registered capital reaches					50.00%
Minimum [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.001
Maximum [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.0008
Median [Member]
Share Capital and Reserves [Line Items]
Authorized share capital | $			$ 100,000,000
Ordinary Share [Member]
Share Capital and Reserves [Line Items]
Share authorized						38,000,000
Share par value | (per share)			$ 0.0008	$ 0.001		$ 0.01
Shares issued			16,000,000	9,599,900		100
Shares outstanding			16,000,000
Ordinary Share [Member] | WZ Global BVI Limited [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares				$ 0.001
Shares issued				6,400,000
Ordinary Share [Member] | Minimum [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.001
Ordinary Share [Member] | Maximum [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			0.0008
Prior Subdivision [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.001
Shares issued			20,000,000
Prior Subdivision [Member] | Ordinary Share [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.001
Subdivision [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares			$ 0.0008
Subdivision [Member] | Ordinary Share [Member]
Share Capital and Reserves [Line Items]
Shares outstanding			20,000,000
Ordinary Share [Member]
Share Capital and Reserves [Line Items]
Shares divided			125,000,000
IPO [Member]
Share Capital and Reserves [Line Items]
Gross proceeds (in Dollars) | $		$ 7,000,000
Additional gross proceed (in Dollars) | $	$ 1,050,000
Over-Allotment Option [Member]
Share Capital and Reserves [Line Items]
Issuance of shares		262,500